Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure Of Deposits [Line Items]
Interest bearing	$ 52,366
Non-interest bearing	77,087
Payables after notice	237,949
Payable on a fixed date	291,632	$ 294,893
Total	659,034	568,143
Canada [member]
Disclosure Of Deposits [Line Items]
Interest bearing	41,855
Non-interest bearing	67,873
Payables after notice	112,543
Payable on a fixed date	185,655
Total	407,926	349,714
United States [member]
Disclosure Of Deposits [Line Items]
Interest bearing	8,818
Non-interest bearing	9,170
Payables after notice	124,129
Payable on a fixed date	78,175
Total	220,292	189,546
Other countries [member]
Disclosure Of Deposits [Line Items]
Interest bearing	1,693
Non-interest bearing	44
Payables after notice	1,277
Payable on a fixed date	27,802
Total	30,816	28,883
Banks [Member]
Disclosure Of Deposits [Line Items]
Interest bearing	3,594
Non-interest bearing	2,460
Payables after notice	1,231
Payable on a fixed date	31,540
Total	38,825	23,816
Business and governments [member]
Disclosure Of Deposits [Line Items]
Interest bearing	44,111
Non-interest bearing	44,258
Payables after notice	124,813
Payable on a fixed date	187,497
Total	400,679	343,157
Individuals [Member]
Disclosure Of Deposits [Line Items]
Interest bearing	4,661
Non-interest bearing	30,369
Payables after notice	111,905
Payable on a fixed date	72,595
Total	$ 219,530	$ 201,170